Share capital (Narrative) (Details) $ in Thousands		1 Months Ended						12 Months Ended
	Mar. 09, 2018 CAD ($)	Feb. 21, 2018 CAD ($)	Sep. 29, 2017 USD ($)	Sep. 27, 2017 USD ($) shares	Mar. 31, 2017 USD ($)	Sep. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($) shares
Statement [Line Items]
Increase (decrease) in number of shares outstanding | shares				24,000,000
Proceeds from issuing shares | $				$ 189,090
Dividends paid, amount per share | $									$ 0.01
Dividends paid | $			$ 1,912		$ 1,774	$ 1,794	$ 1,773	$ 3,686		$ 3,567
Dividends declared, amount per share | $		$ 0.01
Dividends declared | $	$ 2,613,000
Vesting of restricted share units [Member]
Statement [Line Items]
Increase (decrease) in number of shares outstanding | shares										1,000,000
Proceeds from issuing shares | $										$ 4,958
The exercise of 3,300,000 Augusta warrants [Member]
Statement [Line Items]
Increase (decrease) in number of shares outstanding | shares										1,039,500
Proceeds from issuing shares | $										$ 6,761
Warrants issued | shares										561,000
Warrants exercised | shares										3,300,000
Warrants exercised, shares per warrant | shares										0.315
Warrants exercised, warrants per warrant | shares										0.17